Asset Acquisitions (Narrative) (Details) - USD ($) $ in Thousands, shares in Millions			1 Months Ended	3 Months Ended
	Mar. 17, 2025	Jan. 28, 2025	Sep. 15, 2025	Mar. 31, 2025	Dec. 31, 2025
Asset Acquisition [Line Items]
Acquisition loan payable outstanding				$ 31,000	$ 0
Paraguay [Member] | Zunz S.A. [Member]
Asset Acquisition [Line Items]
Cash paid	$ 25,000			25,000
Acquisition loan payable	$ 31,000			31,000
Acquisition costs		$ 692	$ 556	692
Acquisition loan payable outstanding				$ 31,000
Canada [Member] | Real Property [Member]
Asset Acquisition [Line Items]
Cash paid			8,692
Cash consideration plus transaction expenses			$ 9,200
Shares issued			1
Acquisition costs			$ 556